Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($) entity	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) entity	Dec. 31, 2013 Contract Termination [Member] USD ($)	Sep. 04, 2012 Purchase Obligation Termination [Member] USD ($) claim	Sep. 04, 2012 Purchase Obligation Termination [Member] EUR (€)	Sep. 30, 2013 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2013 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2013 Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2013 Solaicx [Member] USD ($) amount	Dec. 31, 2013 Solaicx [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Solaicx [Member] Minimum [Member] USD ($)	Dec. 31, 2013 SunEdisons Subsidiary One [Member] USD ($)	Dec. 31, 2013 SunEdison [Member] USD ($)	Jul. 06, 2012 SunEdison [Member] USD ($)	Dec. 31, 2013 Inventories [Member] USD ($)	Dec. 31, 2012 Inventories [Member] USD ($)	Dec. 31, 2011 Inventories [Member] USD ($)	Dec. 31, 2013 Liabilities, Total [Member] USD ($)	Dec. 31, 2013 Short Term Contingent Consideration [Domain] USD ($)	Dec. 31, 2013 Long Term Contingent Consideration [Domain] [Domain] USD ($)	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Dec. 31, 2012 Estimate of Fair Value Measurement [Member] USD ($)	Dec. 31, 2011 Estimate of Fair Value Measurement [Member] USD ($)	Dec. 31, 2013 Wacker invoices [Member] USD ($)	Dec. 31, 2013 Wacker damages [Member] USD ($)	Dec. 31, 2013 Wacker damages - updated for Sept - December [Member] USD ($)
Loss Contingencies [Line Items]
Contingent Consideration Paid In Cash																	$ 66.4
Amount payable based on achieving revenues													71.8	60.0
Number Of Target Revenue Amounts												2
Additional payment combination of cash and common stock												27.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability																					35.2	15.2	20.0
Number of Businesses Acquired			1		3
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High															38.3	65.9
Change in contingent consideration for acquisitions			5.6	13.3	(25.2)																				5.6	12.8	26.3
Operating Leases, Rent Expense, Net			27.3	23.6	17.6
Operating Leases, Future Minimum Payments Due [Abstract]
Total	79.4		79.4
2012	24.9		24.9
2013	22.0		22.0
2014	14.9		14.9
2015	6.9		6.9
2016	3.6		3.6
Thereafter	7.1		7.1
Operating Leases, Future Minimum Payments Due, Noncancellable	77.8		77.8
Cost of Goods Sold																		5.3	5.5	37.4
Restructuring Reserve						40.2
Restructuring Reserve, Current											8.9
Restructuring Reserve, Noncurrent											31.3
Loss Contingency, Range of Possible Loss, Maximum	169.0		169.0
Loss Contingency, Claims Settled, Number							2	2
Litigation Settlement, Gross			0.3					70.0
Payments for Legal Settlements									25.0	45.0
Increase (Decrease) in Other Noncurrent Assets							(10.2)
Restructuring Reserve, Accrual Adjustment	(11.5)																							(69.2)
Gain on Receipt of Property Plant and Equipment		31.7	0	31.7	0
Sale Lease Back Transaction Additional Payments Under The Terms Of Lease Agreements For Indemnification			7.0
Estimated Litigation Liability																												$ 22.8	$ 68.6	$ 23.6